Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Total Shareholder Return	Net Income (in thousands)

2024	$1,983,469	$2,069,641	$1,080,710	$1,116,024	$110.87	$(144,344)
2023	1,864,109	944,692	1,081,412	793,688	37.35	(27,508)
2022	1,819,537	(678,861)	980,060	168,560	81.12	66,540

Named Executive Officers, Footnote	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2024, 2023 and 2022.

Year	PEO	Non-PEO NEOs

2024	Mark K. Mason	John M. Michel and William D, Endresen
2023	Mark K. Mason	John M. Michel and William D, Endresen
2022	Mark K. Mason	John M. Michel, William D, Endresen, Darrell S. van Amen and Godfrey B. Evans

PEO Total Compensation Amount	$ 1,983,469	$ 1,864,109,000	$ 1,819,537
PEO Actually Paid Compensation Amount	$ 2,069,641	944,692,000	(678,861)
Adjustment To PEO Compensation, Footnote	The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Mason in accordance with the Pay Versus Performance Rules for 2024:

Equity Award Adjustments
Year	Reported Summary Compensation Table Total for PEO	Less: Reported Value of Equity Awards	Plus: Equity Award Adjustments	Compensation Actually Paid to PEO

2024	$1,983,469	$858,459	$944,631	$2,069,641

Non-PEO NEO Average Total Compensation Amount	$ 1,080,710	1,081,412,000	980,060
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,116,024	793,688,000	168,560
Adjustment to Non-PEO NEO Compensation Footnote	The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to the non-PEO NEOs in accordance with the Pay Versus Performance Rules for 2024:
Compensation Actually Paid vs. Total Shareholder Return
Relationship Between “Compensation Actually Paid” and Performance Measures

In accordance with the Pay Versus Performance Rules, the charts below illustrate how “compensation actually paid” to the NEOs aligns with the Company’s financial performance as measured by TSR and net income.

Compensation Actually Paid and TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Total Shareholder Return Vs Peer Group
Relationship Between “Compensation Actually Paid” and Performance Measures

In accordance with the Pay Versus Performance Rules, the charts below illustrate how “compensation actually paid” to the NEOs aligns with the Company’s financial performance as measured by TSR and net income.

Compensation Actually Paid and TSR

Total Shareholder Return Amount	$ 110.87	37.35	81.12
Net Income (Loss)	$ (144,344,000)	$ (27,508,000)	$ 66,540,000
PEO Name	Mark K. Mason	Mark K. Mason	Mark K. Mason
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to the NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “2024 Summary Compensation Table” for additional information).
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (858,459)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	944,631
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(300,519)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 335,833